NUVEEN MULTI-ASSET INCOME TAX-AWARE FUND

SUPPLEMENT DATED AUGUST 10, 2018

TO THE PROSPECTUS DATED NOVEMBER 30, 2017

Nuveen Multi-Asset Income Tax-Aware Fund will be liquidated after the close of business on September 25, 2018.

Effective August 30, 2018, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until September 14, 2018. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on September 25, 2018, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-MUAP-0818P

NUVEEN MULTI-ASSET INCOME TAX-AWARE FUND

SUPPLEMENT DATED AUGUST 10, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2017

Nuveen Multi-Asset Income Tax-Aware Fund will be liquidated after the close of business on September 25, 2018.

Effective August 30, 2018, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until September 14, 2018. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on September 25, 2018, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MUASAI-0818P